CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 293,331	$ 267,668
Accounts receivable, net	8,091	5,635
Inventories	16,022	16,099
Prepaid expenses	2,635	1,312
Due from related parties	$ 32,912	$ 34,002
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 134,792	$ 47,805
Total current assets	487,783	372,521
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,245,841 (2022: $1,182,402)	2,661,976	2,721,494
Advances for vessels under construction	215,786	190,736
Deferred charges, net	31,777	25,554
Investments in affiliates	937
Other non-current assets	86,173	89,923
Total non-current assets	2,996,649	3,027,707
Total assets	3,484,432	3,400,228
CURRENT LIABILITIES
Accounts payable	17,533	24,505
Accrued liabilities	21,907	21,362
Current portion of long-term debt, net	27,500	27,500
Current portion of long-term leaseback obligation, net		27,469
Unearned revenue	89,912	111,149
Other current liabilities	28,220	16,422
Total current liabilities	185,072	228,407
LONG-TERM LIABILITIES
Long-term debt, net	389,564	402,440
Long-term leaseback obligation, net of current portion		44,542
Unearned revenue, net of current portion	82,333	111,564
Other long-term liabilities	37,981	52,861
Total long-term liabilities	509,878	611,407
Total liabilities	694,950	839,814
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2023 and December 31, 2022)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2023 and December 31, 2022. 25,155,948 and 25,155,928 shares issued as of June 30, 2023 and December 31, 2022; and 19,752,025 and 20,349,702 shares outstanding as of June 30, 2023 and December 31, 2022)	197	203
Additional paid-in capital	712,154	748,109
Accumulated other comprehensive loss	(72,041)	(74,209)
Retained earnings	2,149,172	1,886,311
Total stockholders' equity	2,789,482	2,560,414
Total liabilities and stockholders' equity	$ 3,484,432	$ 3,400,228